Cover	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity File Number	333-170315
Entity Registrant Name	GlobeStar Therapeutics Corp
Entity Central Index Key	0001502152
Entity Tax Identification Number	27-3480481
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1280 Lexington Ave.
Entity Address, Address Line Two	FRNT 2 #1290
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10028
City Area Code	509
Local Phone Number	531.1671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	GSTC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false